Shareholders' Equity, and Equity-Based Compensation Expense and Earnings Per Share Schedule of Profit Interest Unit Activity (Detail) (Profit Interest Units (PIUs) [Member], 2007 Unit Plan [Member], USD $)
In Thousands, except Share data, unless otherwise specified
	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 30, 2012	Dec. 25, 2011
Profit Interest Units (PIUs) [Member] | 2007 Unit Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSUs, Outstanding, Beginning Balance	11,053	10,738
Number of Units, Granted	1,546,355	1,131
Number of Shares, Exercised		(184)
Number of Units, Forfeitures		(632)
Number of RSUs, Outstanding, Ending Balance		11,053	10,738
Number of RSUs, Outstanding, Beginning Balance	$ 1,999.93	$ 2,227.82
Weighted Average Fair Value at Grant Date, Granted		$ 131.00
Weighted Average Fair Value at Grant Date, Exercised		$ 2,334.81
Weighted Average Fair Vaue at Grant Date, Forfeitures		$ 2,430.18
Weighted Average Fair Value at Grant Date, Oustanding, Ending balance		$ 1,999.93	$ 2,227.82
Weighted Average Remaining Life, Outstanding, Beginning balance		6 years 2 months 23 days	6 years 10 months 28 days
Aggregate Intrinsic Value, Outstanding, Ending balance		$ 19,276	$ 10,607
Number of Units, Exercisable, End of Year		4,489
Weighted Average Fair Value at Grant Date, Vested, End of year		$ 2,198.68
Weighted Average Remaining Life, Vested, End of year		4 years 11 months 12 days
Aggregate Intrinsic Value, Vested, End of year		$ 41,485